Annual Total Returns - Fidelity Freedom Blend 2045 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-06 - Fidelity Freedom Blend 2045 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2045 Fund - Class K6
Bar Chart Table:
Annual Return 2019	26.78%
Annual Return 2020	18.02%
Annual Return 2021	16.40%